Goodwill - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 30, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill			$ 9,676,000	$ 7,839,000
Impairment of goodwill		$ 0	$ 0	$ 0	$ 0
Crisis Commander
Goodwill [Line Items]
Acquisition, preliminary purchase price	$ 2,700,000